Commitments and Contingencies - Additional Information - Navion Hispania (Detail)			6 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Navion Offshore Loading [Member] USD ($)	Jun. 30, 2014 Navion Offshore Loading [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Appellate Court [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] Appellate Court [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Appellate Court [Member] USD ($)	Jun. 30, 2013 Navion Offshore Loading [Member] Appellate Court [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Appellate Court [Member] Interest Expense [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Appellate Court [Member] Interest Expense [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Loss from Catastrophes [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Loss from Catastrophes [Member] Appellate Court [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Legal Fees [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Legal Fees [Member] Appellate Court [Member] NOK
Loss Contingencies [Line Items]
Plaintiffs sought for damages			$ 34,700,000	213,000,000
Loss contingency, liability accrual					35,300,000	216,400,000	47,900,000	294,000,000	47,300,000	290,000,000	4,000,000	66,000,000	213,000,000	213,000,000	3,400,000	11,000,000
Accounts Receivable	153,226,000	176,265,000	47,900,000	294,000,000
Loss Contingency Accrual, Payments			$ 0